Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue:
Healthcare services	€ 3,225,352	€ 3,329,015	€ 6,501,665	€ 6,694,351
Healthcare products	1,078,082	1,044,300	2,179,863	2,020,558
Insurance contracts	488,279	393,123	991,639	776,051
Revenue	4,791,713	4,766,438	9,673,167	9,490,960
Costs of revenue:
Healthcare services	2,521,355	2,617,896	5,164,454	5,284,745
Healthcare products	585,135	608,347	1,157,122	1,131,762
Insurance contracts	470,862	373,706	953,252	734,313
Costs of revenue	3,577,352	3,599,949	7,274,828	7,150,820
Operating (income) expenses:
Selling, general and administrative	791,979	771,466	1,542,665	1,547,110
Research and development	38,116	45,585	81,598	93,386
Income from equity method investees	(45,175)	(32,639)	(93,008)	(61,482)
Other operating income	(342,945)	(227,929)	(484,260)	(341,428)
Other operating expense	347,103	185,217	594,671	431,752
Operating income	425,283	424,789	756,673	670,802
Other (income) expense:
Interest income	(21,852)	(17,745)	(36,830)	(33,408)
Interest expense	96,581	103,076	192,296	206,926
Income before income taxes	350,554	339,458	601,207	497,284
Income tax expense	78,259	99,013	139,303	138,524
Net income	272,295	240,445	461,904	358,760
Net income attributable to noncontrolling interests	47,025	53,417	85,412	100,773
Net income attributable to shareholders of FME AG	€ 225,270	€ 187,028	€ 376,492	€ 257,987
Basic earnings per share	€ 0.77	€ 0.64	€ 1.28	€ 0.88
Diluted earnings per share	€ 0.77	€ 0.64	€ 1.28	€ 0.88